Cash, Restricted Cash and Investments (FY)	12 Months Ended
Dec. 31, 2024
Cash, Restricted Cash and Investments [Abstract]
Cash, Restricted Cash and Investments
NOTE 3. CASH, RESTRICTED CASH, AND INVESTMENTS
The following presents the Company’s cash and restricted cash:

Amounts in (000's)	December 31, 2024	December 31, 2023
Cash	$582	$953
Restricted cash:
Cash collateral	34	159
HUD and other replacement reserves	1,992	2,125
Escrow deposits	546	630
Restricted investments for debt obligations	318	317
Total restricted cash	2,890	3,231
Total cash and restricted cash	$3,472	$4,184

Cash collateral—In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash to be held as collateral in accordance with the terms of such loan agreements.
HUD and other replacement reserves—The regulatory agreements entered into in connection with the financing secured through HUD require monthly escrow deposits for replacement and improvement of the HUD project assets.
Escrow deposits—In connection with financing secured through the Company’s lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.
Restricted cash for debt obligations—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash held as collateral by the lender or in escrow with certain designated financial institutions.